Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Significant Accounting Policies
Schedule of interest capitalized

	For the Year Ended December 31,
	2013	2012	2011
Capitalized interest	$1,019	$442	$472

Schedule of deferred costs and other assets

	2013	2012
Deferred financing and lease costs, net	$48,612	$48,022
In-place lease intangibles, net	25,467	32,467
Acquired above market lease intangibles, net	7,553	8,833
Mortgage and other escrow deposits	11,401	11,841
Prepaids, notes receivable and other assets, net	4,337	5,022

	$97,370	$106,185

Schedule of deferred financing and leasing costs

	2013	2012
Deferred financing and lease costs	$94,784	$92,549
Accumulated amortization	(46,172)	(44,527)

Deferred financing and lease costs, net	$48,612	$48,022

Schedule of amortization, included in statements of operations

	For the Year Ended December 31,
	2013	2012	2011
Amortization of deferred financing costs	$823	$1,231	$1,260
Amortization of debt premiums, net of discounts	(509)	(1,361)	(708)
Amortization of deferred leasing costs	10,778	10,449	9,880

Schedule of intangible assets

	2013	2012
In-place lease intangibles	$38,534	$43,645
Accumulated amortization	(13,067)	(11,178)

In-place lease intangibles, net	$25,467	$32,467

Acquired above market lease intangibles	$10,114	$10,114
Accumulated amortization	(2,561)	(1,281)

Acquired above market lease intangibles, net	$7,553	$8,833

Schedule of estimated future amortization and the increasing (decreasing) effect on minimum rents for above and below market leases

	Below Market Leases	Above Market Leases	Impact to Minimum Rent, Net
2014	$1,970	$(1,281)	$689
2015	1,921	(1,281)	640
2016	1,915	(1,281)	634
2017	957	(742)	215
2018	924	(742)	182
Thereafter	2,771	(2,226)	545

	$10,458	$(7,553)	$2,905

Schedule of activity in the allowance for credit losses

	For the Year Ended December 31,
	2013	2012	2011
Balance, beginning of period	$3,867	$3,330	$3,919
Acquisitions	—	14	61
Provision for credit losses	572	1,904	901
Accounts written off, net of recoveries	(1,208)	(1,381)	(1,551)

Balance, end of period	$3,231	$3,867	$3,330